DISPOSAL OF BUSINESSES (Details) ¥ in Thousands, $ in Thousands	Oct. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jan. 01, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Net assets disposed of:
Property, Plant and equipment		$ 14,842,635	¥ 103,331,456			¥ 106,249,116		¥ 95,731,894
Intangible assets		1,977,141	13,764,460			12,879,365		10,637,633
Deferred tax assets			1,522,216			1,542,655
Inventories		2,803,214	19,515,420			20,459,668
Trade and notes receivables		1,061,956	7,393,123			8,104,017
Other current assets		1,326,821	9,237,063			9,025,514
Cash and cash equivalents		1,114,538	7,759,190		$ 2,747,973	19,130,835		27,851,106		¥ 23,850,775
Other non-current liabilities		(318,822)	(2,219,574)			(2,438,164)
Trade and notes payables		(1,807,687)	(12,584,755)			(14,009,264)
Interest-bearing loans and borrowings		(8,509,805)	(59,243,563)			(54,207,386)
Non-controlling interests		2,307,654	16,065,427			15,254,312
Total equity		10,159,019	70,725,060	¥ 67,669,619		67,669,619	¥ 65,642,594	65,782,030	¥ 56,008,429
Investments in joint ventures		$ 486,308	¥ 3,385,582			¥ 3,393,349		¥ 6,007,624
Shandong Engineering
DISPOSAL OF BUSINESSES
Percentage of equity attributable to the Company	40.00%
Fair value gain recognized for remaining 40% equity interest	¥ 102,000
Other gains from unrealized profit arises from past services	59,000
Net assets disposed of:
Property, Plant and equipment	109,103
Intangible assets	428
Deferred tax assets	3,106
Inventories	167,499
Trade and notes receivables	1,067,636
Other current assets	23,136
Cash and cash equivalents	123,530
Other non-current liabilities	(4,637)
Other payables and accrued expenses	(282,232)
Trade and notes payables	(727,622)
Interest-bearing loans and borrowings	(130,000)
Net assets	349,947
Non-controlling interests	3,961
Total equity	345,986
Gain on disposal	254,659
The fair value of the remaining equity interest in subsidiary	240,258
Consideration	360,387
Cash consideration	387
Notes receivable	¥ 360,000
Shandong Engineering | CHALIECO
DISPOSAL OF BUSINESSES
Equity interests transferred (as a percent)	60.00%